Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 21, 2020
Entity Registrant Name	HARTFORD SERIES FUND INC
Entity Central Index Key	0001053425
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 21, 2020
Document Effective Date	Sep. 21, 2020
Prospectus Date	May 01, 2020
HARTFORD DISCIPLINED EQUITY HLS FUND | IB
Prospectus:
Trading Symbol	HBGIX
HARTFORD DISCIPLINED EQUITY HLS FUND | IA
Prospectus:
Trading Symbol	HIAGX
HARTFORD DIVIDEND AND GROWTH HLS FUND | IB
Prospectus:
Trading Symbol	HDGBX
HARTFORD DIVIDEND AND GROWTH HLS FUND | IA
Prospectus:
Trading Symbol	HIADX